                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12b-25
                                                  Commission File Number 1-14168

                           NOTIFICATION OF LATE FILING

             (Check One):  [ ] Form 10-K   [ ] Form 20- F   [ ] Form 11-K
[X] Form 10-Q   [ ] Form N-SAR   [ ] Form N-CSR

         For Period Ended:   June 30, 2003
                            ----------------------------------------------------

 Transition Report on Form 10-K                  Transition Report on Form 10-Q
 Transition Report on Form 20-F                  Transition Report on Form N-SAR
 Transition Report on Form 11-K

         For the Transition Period Ended: _____________________________________

         Read attached instruction sheet before preparing form. Please print or type.

         Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

         If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:
                                                        ----------------------
_____________________________________________________________________________


                                     PART I
                             REGISTRANT INFORMATION

Full name of registrant    Globix Corporation
                        -------------------------------------------------------

Former name if applicable

-------------------------------------------------------------------------------

Address of principal executive office (Street and number)
  139 Centre Street

-------------------------------------------------------------------------------

City, state and zip code     New York, New York 10013
                         -------------------------------------------------------

                                     PART II
                             RULE 12b-25 (b) AND (c)

         If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate).

         |           (a)    The reasons described in reasonable detail in Part
         |                  III of this form could not be eliminated without
         |                  unreasonable effort or expense;
         |
         |           (b)    The subject annual report, semi-annual report,
         |                  transition report on Form 10-K, Form 20-F, Form
         |                   11-K, Form N-SAR or Form N-CSR, or portion thereof
         |                  will be filed on or before the fifteenth calendar
[X]      |                  day following the prescribed due date; or the
         |                  subject quarterly report or transition report on
         |                  Form 10-Q, or portion thereof, will be filed on or
         |                  before the fifth calendar day following the
         |                  prescribed due date; and

                     (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


                                    PART III
                                    NARRATIVE

         State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR or the transition report or portion thereof, could not be filed within the prescribed time period.

         Due   to the need to complete the financial reporting for both 2002 and the current period, the accounting resources of Globix Corporation (the "Company") have been strained. Because of the power outages that affected the Company's offices from approximately 4 p.m. on Thursday, August 14, 2003 to 9 p.m. on Friday, August 15, 2003, the Company was unexpectedly unable to complete its review of the current Form 10-Q on a timely basis.

                                     PART IV
                                OTHER INFORMATION

         (1) Name and telephone number of person to contact in regard to this notification

     Robert M. Dennerlein                        (212)            625-7049
--------------------------------------------------------------------------------
            (Name)                           (Area Code)    (Telephone Number)

         (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                                                                          [ ] Yes   [X]  No
Quarterly Report on Form 10-Q for the quarter ended June 30, 2002.

         (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                                          [X] Yes   [ ]  No

         If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

         Because of the application of the fresh start accounting in accordance with AICPA Statement of Position 90-7 as of May 1, 2002, the Company's results of operations for the period ended June 30, 2003 are not comparable to its results of operations for the period ended June 30, 2002. The delay in filing the Form 10-Q for the period ended June 30, 2003 is unrelated to the lack of comparability of the periods.



                               Globix Corporation
--------------------------------------------------------------------------------
                  (Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

                                          GLOBIX CORPORATION

Date  August 14, 2003                     By:   /s/ Robert M. Dennerlein
      ------------------------------        ----------------------------
                                               Name:  Robert M. Dennerlein
                                               Title: Chief Financial Officer


                                      -2-